Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Comparison
As discussed in the Compensation Discussion and Analysis section above, our Compensation Committee has implemented an executive compensation program designed to link a sustainable portion of our NEOs' realized compensation to the achievement of the Company's financial, operational and strategic objectives, and to align pay with changes in the value of our shareholders' investments. The following table sets forth additional information for our NEOs, calculated in accordance with SEC rules, for 2025, 2024, 2023, 2022 and 2021:

									Value of Initial Fixed $100 Investment Based on:		(in thousands)
Fiscal Year	Summary Compensation Table Total for CEO- Osowski ($) (5)	Compensation Actually Paid to CEO-Osowski ($) (1)	Summary Compensation Table Total for CEO Mapes ($) (7)	Compensation Actually Paid to CEO Mapes ($) (1)	Summary Compensation Table Total for CEO Becker ($) (6)	Compensation Actually Paid to CEO Becker ($) (1)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Loss ($)	EBITDA ($) (4)
2025	3,497,755	4,185,314	2,148,595	2,416,116	2,256,572	892,869	1,175,816	1,223,088	74	66	(121,000)	1,683
2024					5,676,017	(437,469)	1,271,352	512,916	72	50	(81,189)	47,646
2023					5,583,187	3,573,386	1,306,937	1,037,260	192	61	(76,299)	54,031
2022					5,861,036	3,464,733	1,292,677	1,045,357	232	68	(103,377)	26,710
2021					5,864,530	16,221,461	1,406,008	2,979,364	264	97	(44,146)	116,795
(1)The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.
(2)For 2025, reflects compensation information for our NEOs, other than our CEO, as described in the Compensation Discussion and Analysis section of this Proxy Statement. For 2024, reflects compensation information for Mr. Boggs, Mr. Stark, Mr. Kadavy, Ms. Mapes and Mr. Osowski. For 2023, reflects compensation information for Mr. Stark, Mr. Kadavy, Ms. Mapes and Mr. Simpkins. For 2022, reflects compensation information for Mr. Stark, Ms. Mapes, Mr. Osowski, Mr. Simpkins and Mr. van der Meulen. For 2021, reflects compensation information for Ms. Mapes, Mr. Simpkins and Mr. van der Meulen, as well as Mr. Kolomaya, the Company's former CAO and Mr. Cronin, the Company's former CCO.
(3)Reflects cumulative total shareholder return of the NASDAQ Clean Edge Green Energy (CELS) index as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The CELS is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.
(4)EBITDA represents earnings before interest expense, income tax expense, depreciation and amortization excluding amortization of right-to-use assets and debt issuance costs. EBITDA is a key financial metric, which the Company believes reflects the efforts of executive management achievements. See the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on February 10, 2026, for a reconciliation of net loss on a GAAP basis to EBITDA.
(5)The dollar amounts reported for fiscal year 2025 are the amounts of total compensation reported for our CEO, Mr. Osowski, in the Summary Compensation Table.
(6)The dollar amounts reported for fiscal years 2025, 2024, 2023, 2022 and 2021 are amounts of total compensation for Mr. Becker who served as CEO for a portion of 2025 and each of the remaining years.
(7)The dollar amounts reported for fiscal year 2025 are the amounts of total compensation reported for our Interim Principal Executive Officer, Ms. Mapes, in the Summary Compensation Table.
To calculate the amounts in the Compensation Actually Paid columns in the table above, in accordance with SEC rules, the following adjustments were made:

	2025				2024		2023		2022		2021
	CEO Mr. Osowski	Former Interim CEO Ms. Mapes	Former CEO Mr. Becker	Average for Non- CEO NEOs	CEO	Average for Non- CEO NEOs	CEO	Average for Non- CEO NEOs	CEO	Average for Non- CEO NEOs	CEO	Average for Non- CEO NEOs
Adjustments for CEO and Average for Non-CEO NEOs:
SCT Total Compensation	$3,497,755	$2,148,595	$2,256,572	$1,175,816	$5,676,017	$1,271,352	$5,583,187	$1,306,937	$5,861,036	$1,292,677	$5,864,530	$1,406,008
Less equity amounts reported in SCT	(2,234,998)	(644,048)	–	(419,448)	(3,987,183)	(634,192)	(3,946,767)	(634,350)	(4,052,302)	(545,637)	(3,595,602)	(846,366)
Plus fair value of equity awards granted during the year	3,088,924	1,177,350	–	557,075	1,434,108	252,032	3,056,109	522,937	4,193,933	547,109	4,766,708	1,122,032
Plus vesting date fair value of vested awards granted during the year	–	–	–	65,646	–	–	–	–	–	–	–	–
Year over year increase (decrease) of unvested awards granted in prior years	(135,514)	(131,332)	–	(35,848)	(3,032,327)	(305,765)	(1,329,082)	(178,521)	(1,625,156)	(164,612)	7,962,822	1,177,520
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(30,853)	(60,296)	(1,363,703)	(22,241)	(528,084)	(70,511)	209,939	20,257	(912,778)	(84,180)	1,836,856	189,281
Decrease from prior fiscal year-end for awards that forfeited during the year	–	(74,153)	–	(97,912)	–	–	–	–	–	–	(613,853)	(69,111)
Compensation Actually Paid	$4,185,314	$2,416,116	$892,869	$1,223,088	$(437,469)	$512,916	$3,573,386	$1,037,260	$3,464,733	$1,045,357	$16,221,461	$2,979,364
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the pay versus performance table.
Compensation Actually Paid and EBITDA
The following graphic depicts the relationship between EBITDA and compensation actually paid (CAP) to the Company's CEOs and NEOs, respectively.
Compensation Actually Paid and Net Loss
The following graphic depicts the relationship between net loss and compensation actually paid (CAP) to the Company's CEOs and NEOs, respectively.
Compensation Actually Paid and Relative Total Shareholder Return
The following graphic depicts the relationship between total shareholder return (TSR) and CAP to the Company's CEOs and NEOs, respectively.
Performance Measures
The following table presents the most important performance measures used by the Company to link CAP to our CEO and Non-CEO NEOs to the Company's performance. The measures in this table are not ranked.

Performance Measures Used to Link Executive Compensation to Company Performance
EBITDA
Net Income (Loss)
Operating Expenses
Safety and Environmental
Renewable Corn Oil, Protein and Ethanol Yields
Run Rate

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	For 2025, reflects compensation information for our NEOs, other than our CEO, as described in the Compensation Discussion and Analysis section of this Proxy Statement. For 2024, reflects compensation information for Mr. Boggs, Mr. Stark, Mr. Kadavy, Ms. Mapes and Mr. Osowski. For 2023, reflects compensation information for Mr. Stark, Mr. Kadavy, Ms. Mapes and Mr. Simpkins. For 2022, reflects compensation information for Mr. Stark, Ms. Mapes, Mr. Osowski, Mr. Simpkins and Mr. van der Meulen. For 2021, reflects compensation information for Ms. Mapes, Mr. Simpkins and Mr. van der Meulen, as well as Mr. Kolomaya, the Company's former CAO and Mr. Cronin, the Company's former CCO.
Peer Group Issuers, Footnote	Reflects cumulative total shareholder return of the NASDAQ Clean Edge Green Energy (CELS) index as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The CELS is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount		$ 5,676,017	$ 5,583,187	$ 5,861,036	$ 5,864,530
PEO Actually Paid Compensation Amount		(437,469)	3,573,386	3,464,733	16,221,461
Non-PEO NEO Average Total Compensation Amount	$ 1,175,816	1,271,352	1,306,937	1,292,677	1,406,008
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,223,088	512,916	1,037,260	1,045,357	2,979,364
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Relative Total Shareholder Return
The following graphic depicts the relationship between total shareholder return (TSR) and CAP to the Company's CEOs and NEOs, respectively.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss The following graphic depicts the relationship between net loss and compensation actually paid (CAP) to the Company's CEOs and NEOs, respectively.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EBITDA The following graphic depicts the relationship between EBITDA and compensation actually paid (CAP) to the Company's CEOs and NEOs, respectively.
Tabular List, Table
Performance Measures
The following table presents the most important performance measures used by the Company to link CAP to our CEO and Non-CEO NEOs to the Company's performance. The measures in this table are not ranked.

Performance Measures Used to Link Executive Compensation to Company Performance
EBITDA
Net Income (Loss)
Operating Expenses
Safety and Environmental
Renewable Corn Oil, Protein and Ethanol Yields
Run Rate

Total Shareholder Return Amount	$ 74	72	192	232	264
Peer Group Total Shareholder Return Amount	66	50	61	68	97
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (121,000,000)	$ (81,189,000)	$ (76,299,000)	$ (103,377,000)	$ (44,146,000)
Company Selected Measure Amount	1,683,000	47,646,000	54,031,000	26,710,000	116,795,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 4
Pay vs Performance Disclosure
Name	Safety and Environmental
Measure:: 5
Pay vs Performance Disclosure
Name	Renewable Corn Oil, Protein and Ethanol Yields
Measure:: 6
Pay vs Performance Disclosure
Name	Run Rate
Current PEO - Chris Osowski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,497,755
PEO Actually Paid Compensation Amount	$ 4,185,314
PEO Name	Mr. Osowski
Former PEO - Michelle Mapes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,148,595
PEO Actually Paid Compensation Amount	$ 2,416,116
PEO Name	Ms. Mapes
Former PEO - Todd Becker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,256,572
PEO Actually Paid Compensation Amount	$ 892,869
PEO Name	Mr. Becker
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,987,183)	$ (3,946,767)	$ (4,052,302)	$ (3,595,602)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,434,108	3,056,109	4,193,933	4,766,708
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,032,327)	(1,329,082)	(1,625,156)	7,962,822
PEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(528,084)	209,939	(912,778)	1,836,856
PEO | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(613,853)
PEO | Current PEO - Chris Osowski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,234,998)
PEO | Current PEO - Chris Osowski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,088,924
PEO | Current PEO - Chris Osowski [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current PEO - Chris Osowski [Member] | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,514)
PEO | Current PEO - Chris Osowski [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,853)
PEO | Current PEO - Chris Osowski [Member] | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO - Michelle Mapes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(644,048)
PEO | Former PEO - Michelle Mapes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,177,350
PEO | Former PEO - Michelle Mapes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO - Michelle Mapes [Member] | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,332)
PEO | Former PEO - Michelle Mapes [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,296)
PEO | Former PEO - Michelle Mapes [Member] | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,153)
PEO | Former PEO - Todd Becker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO - Todd Becker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO - Todd Becker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO - Todd Becker [Member] | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO - Todd Becker [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,363,703)
PEO | Former PEO - Todd Becker [Member] | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,448)	(634,192)	(634,350)	(545,637)	(846,366)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,075	252,032	522,937	547,109	1,122,032
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,646	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments Change in Fair Value As Of Year End Of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,848)	(305,765)	(178,521)	(164,612)	1,177,520
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,241)	(70,511)	20,257	(84,180)	189,281
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Prior Year Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (97,912)	$ 0	$ 0	$ 0	$ (69,111)